Bank Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Bank premises and equipment	$ 115,123	$ 113,670
Accumulated depreciation and amortization	(79,657)	(76,026)
Total	35,466	37,643
Depreciation and amortization expense	4,038	4,554	$ 4,776
Occupancy expense of the Bank's premises included rental expense	7,600	7,500	$ 7,300
Land [Member]
Property, Plant and Equipment [Line Items]
Bank premises and equipment	2,308	2,413
Buildings [Member]
Property, Plant and Equipment [Line Items]
Bank premises and equipment	33,617	33,050
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Bank premises and equipment	49,503	48,819
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Bank premises and equipment	$ 29,695	$ 29,389